FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Fidelity Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Variable Annuity Account indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Variable Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® Capital & Income	Fidelity® VIP Growth Initial Class
Fidelity® Government Cash Reserves	Fidelity® VIP Growth & Income Initial Class
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Growth Opportunities Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP High Income Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Index 500 Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Investment Grade Bond Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Overseas Initial Class
Fidelity® VIP Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Fidelity Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Capital & Income	-	$-	$-	$-	$-	-	$52.117298	$52.117298
Fidelity® Government Cash Reserves	486,916.420	486,916	486,916	(48)	486,868	91,202	5.297704	5.344544
Fidelity® VIP Asset Manager Initial Class	303,622.060	4,626,526	5,565,392	7	5,565,399	670,132	8.304927	8.304927
Fidelity® VIP Asset Manager: Growth Initial Class	20,916.193	399,737	509,937	(6)	509,931	100,404	5.078819	5.078819
Fidelity® VIP Balanced Initial Class	31,923.015	572,197	807,333	(1)	807,332	146,531	5.509615	5.509615
Fidelity® VIP Contrafund® Initial Class	105,726.041	4,047,123	5,746,210	32	5,746,242	405,960	14.154695	14.154695
Fidelity® VIP Equity-Income Initial Class	450,253.311	10,124,844	11,774,124	8	11,774,132	621,528	18.943833	18.943833
Fidelity® VIP Government Money Market Initial Class	2,679,869.180	2,679,869	2,679,869	(79)	2,679,790	807,551	3.318415	3.318415
Fidelity® VIP Growth Initial Class	338,185.756	20,949,792	34,640,367	(68)	34,640,299	915,902	37.820986	37.820986
Fidelity® VIP Growth & Income Initial Class	20,605.498	522,498	540,276	(4)	540,272	87,952	6.142794	6.142794
Fidelity® VIP Growth Opportunities Initial Class	13,504.367	751,808	1,070,221	13	1,070,234	113,071	9.465169	9.465169
Fidelity® VIP High Income Initial Class	211,028.809	1,152,530	1,107,901	(11)	1,107,890	132,040	8.390558	8.390558
Fidelity® VIP Index 500 Initial Class	11,624.284	2,928,159	5,443,303	30	5,443,333	501,722	10.849290	10.849290
Fidelity® VIP Investment Grade Bond Initial Class	305,628.889	3,969,042	4,080,146	(3)	4,080,143	830,703	4.911676	4.911676
Fidelity® VIP Overseas Initial Class	93,523.164	2,043,818	2,738,358	11	2,738,369	373,253	7.336499	7.336499

See accompanying notes	2

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® Capital & Income	Fidelity® Government Cash Reserves	Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$448,947	$4,998,468	$407,360	$748,954

Investment Income:
Reinvested Dividends	-	1,239	75,133	4,685	10,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	39,936	3,229	5,763

Net Investment Income (Loss)	-	1,239	35,197	1,456	4,699

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	65,461	5,728	10,579
Realized Gain (Loss) on Investments	-	-	29,317	(280)	1,800

Net Realized Capital Gains (Losses) on Investments	-	-	94,778	5,448	12,379
Net Change in Unrealized Appreciation (Depreciation)	-	-	555,122	58,738	116,858

Net Gain (Loss) on Investment	-	-	649,900	64,186	129,237

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,239	685,097	65,642	133,936

Increase (Decrease) in Net Assets from Contract Transactions	-	1,116	(212,932)	(3,451)	(59,329)

Total Increase (Decrease) in Net Assets	-	2,355	472,165	62,191	74,607

Net Assets as of December 31, 2020:	$-	$451,302	$5,470,633	$469,551	$823,561

Investment Income:
Reinvested Dividends	-	47	88,636	6,989	7,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	44,062	3,812	6,215

Net Investment Income (Loss)	-	47	44,574	3,177	1,131

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,307	6,825	61,075
Realized Gain (Loss) on Investments	-	-	115,613	8,939	44,269

Net Realized Capital Gains (Losses) on Investments	-	-	145,920	15,764	105,344
Net Change in Unrealized Appreciation (Depreciation)	-	-	288,780	38,905	20,000

Net Gain (Loss) on Investment	-	-	434,700	54,669	125,344

Net Increase (Decrease) in Net Assets Resulting from Operations	-	47	479,274	57,846	126,475

Increase (Decrease) in Net Assets from Contract Transactions	-	35,519	(384,508)	(17,466)	(142,704)

Total Increase (Decrease) in Net Assets	-	35,566	94,766	40,380	(16,229)

Net Assets as of December 31, 2021:	$-	$486,868	$5,565,399	$509,931	$807,332

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth & Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$4,787,038	$10,691,998	$3,561,555	$21,485,251	$425,781

Investment Income:
Reinvested Dividends	11,101	168,072	10,854	17,345	8,108
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,480	74,307	24,233	190,011	3,058

Net Investment Income (Loss)	(26,379)	93,765	(13,379)	(172,666)	5,050

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,707	434,894	-	2,215,840	19,754
Realized Gain (Loss) on Investments	658,428	(39,873)	-	873,864	5,588

Net Realized Capital Gains (Losses) on Investments	684,135	395,021	-	3,089,704	25,342
Net Change in Unrealized Appreciation (Depreciation)	650,324	19,206	-	5,921,543	(3,600)

Net Gain (Loss) on Investment	1,334,459	414,227	-	9,011,247	21,742

Net Increase (Decrease) in Net Assets Resulting from Operations	1,308,080	507,992	(13,379)	8,838,581	26,792

Increase (Decrease) in Net Assets from Contract Transactions	(1,714,644)	(933,983)	(714,506)	(1,247,149)	(19,256)

Total Increase (Decrease) in Net Assets	(406,564)	(425,991)	(727,885)	7,591,432	7,536

Net Assets as of December 31, 2020:	$4,380,474	$10,266,007	$2,833,670	$29,076,683	$433,317

Investment Income:
Reinvested Dividends	2,992	212,435	281	-	12,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,632	90,203	22,391	256,375	4,989

Net Investment Income (Loss)	(36,640)	122,232	(22,110)	(256,375)	7,241

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	639,786	1,243,777	-	6,642,913	22,221
Realized Gain (Loss) on Investments	124,781	248,294	-	969,854	146,169

Net Realized Capital Gains (Losses) on Investments	764,567	1,492,071	-	7,612,767	168,390
Net Change in Unrealized Appreciation (Depreciation)	436,731	773,445	-	(969,395)	(53,809)

Net Gain (Loss) on Investment	1,201,298	2,265,516	-	6,643,372	114,581

Net Increase (Decrease) in Net Assets Resulting from Operations	1,164,658	2,387,748	(22,110)	6,386,997	121,822

Increase (Decrease) in Net Assets from Contract Transactions	201,110	(879,623)	(131,770)	(823,381)	(14,867)

Total Increase (Decrease) in Net Assets	1,365,768	1,508,125	(153,880)	5,563,616	106,955

Net Assets as of December 31, 2021:	$5,746,242	$11,774,132	$2,679,790	$34,640,299	$540,272

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP High Income Initial Class	Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Overseas Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$908,425	$1,221,196	$3,692,191	$3,950,202	$1,886,694

Investment Income:
Reinvested Dividends	139	56,485	65,794	96,648	8,246
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,987	9,016	30,500	35,297	13,880

Net Investment Income (Loss)	(7,848)	47,469	35,294	61,351	(5,634)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,683	-	10,964	1,662	7,954
Realized Gain (Loss) on Investments	197,055	(6,389)	375,412	37,326	77,378

Net Realized Capital Gains (Losses) on Investments	253,738	(6,389)	386,376	38,988	85,332
Net Change in Unrealized Appreciation (Depreciation)	292,877	(23,095)	343,890	264,215	164,420

Net Gain (Loss) on Investment	546,615	(29,484)	730,266	303,203	249,752

Net Increase (Decrease) in Net Assets Resulting from Operations	538,767	17,985	765,560	364,554	244,118

Increase (Decrease) in Net Assets from Contract Transactions	(228,753)	(71,857)	(51,655)	123,712	22,884

Total Increase (Decrease) in Net Assets	310,014	(53,872)	713,905	488,266	267,002

Net Assets as of December 31, 2020:	$1,218,439	$1,167,324	$4,406,096	$4,438,468	$2,153,696

Investment Income:
Reinvested Dividends	-	59,422	62,267	84,325	12,662
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,935	8,937	39,085	33,653	18,816

Net Investment Income (Loss)	(8,935)	50,485	23,182	50,672	(6,154)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,958	-	35,759	113,332	183,836
Realized Gain (Loss) on Investments	209,872	(9,353)	355,592	25,180	27,755

Net Realized Capital Gains (Losses) on Investments	318,830	(9,353)	391,351	138,512	211,591
Net Change in Unrealized Appreciation (Depreciation)	(180,253)	(2,722)	774,170	(250,966)	203,431

Net Gain (Loss) on Investment	138,577	(12,075)	1,165,521	(112,454)	415,022

Net Increase (Decrease) in Net Assets Resulting from Operations	129,642	38,410	1,188,703	(61,782)	408,868

Increase (Decrease) in Net Assets from Contract Transactions	(277,847)	(97,844)	(151,466)	(296,543)	175,805

Total Increase (Decrease) in Net Assets	(148,205)	(59,434)	1,037,237	(358,325)	584,673

Net Assets as of December 31, 2021:	$1,070,234	$1,107,890	$5,443,333	$4,080,143	$2,738,369

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization

The Fidelity Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Fidelity Income PlusSM.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® Capital & Income	Fidelity® Capital & Income Portfolio
Fidelity® Government Cash Reserves	Fidelity® Government Cash Reserves Portfolio
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

6

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

7

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
Fidelity® Capital & Income	$-	$-
Fidelity® Government Cash Reserves	41,246	5,671
Fidelity® VIP Asset Manager Initial Class	255,862	565,488
Fidelity® VIP Asset Manager: Growth Initial Class	53,510	60,973
Fidelity® VIP Balanced Initial Class	82,659	163,156
Fidelity® VIP Contrafund® Initial Class	1,233,544	429,298
Fidelity® VIP Equity-Income Initial Class	1,973,801	1,487,415
Fidelity® VIP Government Money Market Initial Class	274,568	428,418
Fidelity® VIP Growth Initial Class	7,051,577	1,488,404
Fidelity® VIP Growth & Income Initial Class	545,780	531,185
Fidelity® VIP Growth Opportunities Initial Class	210,372	388,200
Fidelity® VIP High Income Initial Class	77,147	124,505
Fidelity® VIP Index 500 Initial Class	501,763	594,276
Fidelity® VIP Investment Grade Bond Initial Class	230,571	363,107
Fidelity® VIP Overseas Initial Class	430,640	77,152

8

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® Capital & Income	-	-	-	-	-	-
Fidelity® Government Cash Reserves	7,725	(1,062)	6,663	3,069	(2,840)	229
Fidelity® VIP Asset Manager Initial Class	17,016	(65,201)	(48,185)	1,301	(30,920)	(29,619)
Fidelity® VIP Asset Manager: Growth Initial Class	7,872	(11,992)	(4,120)	1,772	(2,741)	(969)
Fidelity® VIP Balanced Initial Class	2,742	(31,583)	(28,841)	4,787	(23,056)	(18,269)
Fidelity® VIP Contrafund® Initial Class	44,839	(31,353)	13,486	128,701	(291,785)	(163,084)
Fidelity® VIP Equity-Income Initial Class	28,920	(78,843)	(49,923)	2,933	(71,688)	(68,755)
Fidelity® VIP Government Money Market Initial Class	82,427	(122,097)	(39,670)	105,131	(317,685)	(212,554)
Fidelity® VIP Growth Initial Class	12,429	(36,283)	(23,854)	2,555	(54,068)	(51,513)
Fidelity® VIP Growth & Income Initial Class	89,489	(89,678)	(189)	17	(4,539)	(4,522)
Fidelity® VIP Growth Opportunities Initial Class	10,668	(40,555)	(29,887)	21,952	(57,331)	(35,379)
Fidelity® VIP High Income Initial Class	2,201	(14,269)	(12,068)	1,236	(10,797)	(9,561)
Fidelity® VIP Index 500 Initial Class	44,169	(60,478)	(16,309)	92,587	(83,755)	8,832
Fidelity® VIP Investment Grade Bond Initial Class	6,870	(67,218)	(60,348)	145,675	(115,268)	30,407
Fidelity® VIP Overseas Initial Class	33,419	(8,765)	24,654	54,429	(56,093)	(1,664)

9

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® Capital & Income	$-	$-	$-	$-	$-	$-
Fidelity® Government Cash Reserves	41,199	(5,680)	35,519	16,247	(15,131)	1,116
Fidelity® VIP Asset Manager Initial Class	137,166	(521,674)	(384,508)	9,039	(221,971)	(212,932)
Fidelity® VIP Asset Manager: Growth Initial Class	39,719	(57,185)	(17,466)	7,078	(10,529)	(3,451)
Fidelity® VIP Balanced Initial Class	14,262	(156,966)	(142,704)	18,737	(78,066)	(59,329)
Fidelity® VIP Contrafund® Initial Class	591,974	(390,864)	201,110	1,296,322	(3,010,966)	(1,714,644)
Fidelity® VIP Equity-Income Initial Class	517,885	(1,397,508)	(879,623)	38,920	(972,903)	(933,983)
Fidelity® VIP Government Money Market Initial Class	274,591	(406,361)	(131,770)	353,262	(1,067,768)	(714,506)
Fidelity® VIP Growth Initial Class	409,383	(1,232,764)	(823,381)	65,970	(1,313,119)	(1,247,149)
Fidelity® VIP Growth & Income Initial Class	511,392	(526,259)	(14,867)	64	(19,320)	(19,256)
Fidelity® VIP Growth Opportunities Initial Class	101,459	(379,306)	(277,847)	156,203	(384,956)	(228,753)
Fidelity® VIP High Income Initial Class	17,943	(115,787)	(97,844)	9,483	(81,340)	(71,857)
Fidelity® VIP Index 500 Initial Class	404,065	(555,531)	(151,466)	576,263	(627,918)	(51,655)
Fidelity® VIP Investment Grade Bond Initial Class	33,638	(330,181)	(296,543)	670,143	(546,431)	123,712
Fidelity® VIP Overseas Initial Class	234,401	(58,596)	175,805	311,967	(289,083)	22,884

10

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® Capital & Income
12/31/2021	-	$52.12	to	$52.12	$-	-%	0.00%	to	0.00%	11.65%	to	11.65%
12/31/2020	-	46.68	to	46.68	-	-	0.00	to	0.00	10.24	to	10.24
12/31/2019	-	42.34	to	42.34	-	-	0.00	to	0.00	18.94	to	18.94
12/31/2018	-	35.60	to	35.60	-	-	0.00	to	0.00	(5.78)	to	(5.78)
12/31/2017	-	37.78	to	37.78	-	-	0.00	to	0.00	11.64	to	11.64

Fidelity® Government Cash Reserves
12/31/2021	91,202	5.34	to	5.30	486,868	0.01	0.00	to	0.00	0.01	to	0.01
12/31/2020	84,539	5.34	to	5.30	451,302	0.28	0.00	to	0.00	0.27	to	0.27
12/31/2019	84,310	5.33	to	5.28	448,947	1.87	0.00	to	0.00	1.90	to	1.90
12/31/2018	75,555	5.23	to	5.18	395,184	1.51	0.00	to	0.00	1.52	to	1.52
12/31/2017	77,413	5.15	to	5.11	398,831	0.55	0.00	to	0.00	0.56	to	0.56

Fidelity® VIP Asset Manager Initial Class
12/31/2021	670,132	8.30	to	8.30	5,565,399	1.60	0.80	to	0.80	9.05	to	9.05
12/31/2020	718,317	7.62	to	7.62	5,470,633	1.50	0.80	to	0.80	13.96	to	13.96
12/31/2019	747,936	6.68	to	6.68	4,998,468	1.80	0.80	to	0.80	17.31	to	17.31
12/31/2018	785,987	5.70	to	5.70	4,477,648	1.68	0.80	to	0.80	(6.11)	to	(6.11)
12/31/2017	841,722	6.07	to	6.07	5,106,971	1.89	0.80	to	0.80	13.20	to	13.20

Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2021	100,404	5.08	to	5.08	509,931	1.46	0.80	to	0.80	13.06	to	13.06
12/31/2020	104,524	4.49	to	4.49	469,551	1.16	0.80	to	0.80	16.33	to	16.33
12/31/2019	105,493	3.86	to	3.86	407,360	1.64	0.80	to	0.80	21.85	to	21.85
12/31/2018	108,060	3.17	to	3.17	342,440	1.38	0.80	to	0.80	(8.39)	to	(8.39)
12/31/2017	116,567	3.46	to	3.46	403,210	1.19	0.80	to	0.80	17.79	to	17.79

Fidelity® VIP Balanced Initial Class
12/31/2021	146,531	5.51	to	5.51	807,332	0.94	0.80	to	0.80	17.32	to	17.32
12/31/2020	175,372	4.70	to	4.70	823,561	1.45	0.80	to	0.80	21.42	to	21.42
12/31/2019	193,641	3.87	to	3.87	748,954	1.75	0.80	to	0.80	23.52	to	23.52
12/31/2018	189,038	3.13	to	3.13	591,933	1.43	0.80	to	0.80	(4.99)	to	(4.99)
12/31/2017	213,940	3.30	to	3.30	705,060	1.46	0.80	to	0.80	15.50	to	15.50

Fidelity® VIP Contrafund® Initial Class
12/31/2021	405,960	14.15	to	14.15	5,746,242	0.06	0.80	to	0.80	26.82	to	26.82
12/31/2020	392,474	11.16	to	11.16	4,380,474	0.24	0.80	to	0.80	29.53	to	29.53
12/31/2019	555,558	8.62	to	8.62	4,787,038	0.47	0.80	to	0.80	30.53	to	30.53
12/31/2018	588,577	6.60	to	6.60	3,885,231	0.69	0.80	to	0.80	(7.12)	to	(7.12)
12/31/2017	625,624	7.11	to	7.11	4,446,528	0.99	0.80	to	0.80	20.91	to	20.91

Fidelity® VIP Equity-Income Initial Class
12/31/2021	621,528	18.94	to	18.94	11,774,132	1.87	0.80	to	0.80	23.90	to	23.90
12/31/2020	671,451	15.29	to	15.29	10,266,007	1.80	0.80	to	0.80	5.85	to	5.85
12/31/2019	740,206	14.44	to	14.44	10,691,998	2.00	0.80	to	0.80	26.43	to	26.43
12/31/2018	784,271	11.42	to	11.42	8,960,170	2.23	0.80	to	0.80	(9.02)	to	(9.02)
12/31/2017	858,636	12.56	to	12.56	10,782,834	1.73	0.80	to	0.80	12.00	to	12.00

Fidelity® VIP Government Money Market Initial Class
12/31/2021	807,551	3.32	to	3.32	2,679,790	0.01	0.80	to	0.80	(0.78)	to	(0.78)
12/31/2020	847,221	3.34	to	3.34	2,833,670	0.36	0.80	to	0.80	(0.48)	to	(0.48)
12/31/2019	1,059,775	3.36	to	3.36	3,561,555	1.97	0.80	to	0.80	1.21	to	1.21
12/31/2018	863,376	3.32	to	3.32	2,866,948	1.64	0.80	to	0.80	0.84	to	0.84
12/31/2017	843,995	3.29	to	3.29	2,779,223	0.67	0.80	to	0.80	(0.12)	to	(0.12)

11

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value						Expense		Total Return***
		Corresponding to				Investment		Ratio**		Corresponding to
		Lowest to Highest			Net	Income		Lowest to		Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*		Highest		Expense Ratio
Fidelity® VIP Growth Initial Class
12/31/2021	915,902	$37.82	to	$37.82	$34,640,299	-%	0.80%	to	0.80%	22.24%	to	22.24%
12/31/2020	939,756	30.94	to	30.94	29,076,683	0.07	0.80	to	0.80	42.75	to	42.75
12/31/2019	991,269	21.67	to	21.67	21,485,251	0.26	0.80	to	0.80	33.25	to	33.25
12/31/2018	1,055,401	16.27	to	16.27	17,167,472	0.24	0.80	to	0.80	(0.97)	to	(0.97)
12/31/2017	1,096,983	16.42	to	16.42	18,017,734	0.22	0.80	to	0.80	34.06	to	34.06
Fidelity® VIP Growth & Income Initial Class
12/31/2021	87,952	6.14	to	6.14	540,272	1.95	0.80	to	0.80	24.95	to	24.95
12/31/2020	88,141	4.92	to	4.92	433,317	2.11	0.80	to	0.80	6.99	to	6.99
12/31/2019	92,663	4.59	to	4.59	425,781	3.59	0.80	to	0.80	29.02	to	29.02
12/31/2018	95,524	3.56	to	3.56	340,198	0.36	0.80	to	0.80	(9.71)	to	(9.71)
12/31/2017	126,051	3.94	to	3.94	497,183	1.28	0.80	to	0.80	15.97	to	15.97
Fidelity® VIP Growth Opportunities Initial Class
12/31/2021	113,071	9.47	to	9.47	1,070,234	-	0.80	to	0.80	11.05	to	11.05
12/31/2020	142,958	8.52	to	8.52	1,218,439	0.01	0.80	to	0.80	67.32	to	67.32
12/31/2019	178,337	5.09	to	5.09	908,425	0.16	0.80	to	0.80	39.72	to	39.72
12/31/2018	197,224	3.65	to	3.65	719,019	0.11	0.80	to	0.80	11.56	to	11.56
12/31/2017	183,301	3.27	to	3.27	598,998	0.29	0.80	to	0.80	33.45	to	33.45
Fidelity® VIP High Income Initial Class
12/31/2021	132,040	8.39	to	8.39	1,107,890	5.30	0.80	to	0.80	3.58	to	3.58
12/31/2020	144,108	8.10	to	8.10	1,167,324	5.00	0.80	to	0.80	1.93	to	1.93
12/31/2019	153,669	7.95	to	7.95	1,221,196	4.97	0.80	to	0.80	14.19	to	14.19
12/31/2018	163,902	6.96	to	6.96	1,140,637	5.54	0.80	to	0.80	(4.06)	to	(4.06)
12/31/2017	170,300	7.25	to	7.25	1,235,271	5.22	0.80	to	0.80	6.09	to	6.09
Fidelity® VIP Index 500 Initial Class
12/31/2021	501,722	10.85	to	10.85	5,443,333	1.27	0.80	to	0.80	27.56	to	27.56
12/31/2020	518,031	8.51	to	8.51	4,406,096	1.72	0.80	to	0.80	17.30	to	17.30
12/31/2019	509,199	7.25	to	7.25	3,692,191	1.91	0.80	to	0.80	30.31	to	30.31
12/31/2018	573,707	5.56	to	5.56	3,192,378	1.83	0.80	to	0.80	(5.25)	to	(5.25)
12/31/2017	618,627	5.87	to	5.87	3,633,213	1.79	0.80	to	0.80	20.75	to	20.75
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2021	830,703	4.91	to	4.91	4,080,143	2.00	0.80	to	0.80	(1.39)	to	(1.39)
12/31/2020	891,051	4.98	to	4.98	4,438,468	2.18	0.80	to	0.80	8.53	to	8.53
12/31/2019	860,644	4.59	to	4.59	3,950,202	2.72	0.80	to	0.80	8.80	to	8.80
12/31/2018	842,542	4.22	to	4.22	3,554,470	2.44	0.80	to	0.80	(1.32)	to	(1.32)
12/31/2017	892,631	4.28	to	4.28	3,816,324	2.32	0.80	to	0.80	3.39	to	3.39
Fidelity® VIP Overseas Initial Class
12/31/2021	373,253	7.34	to	7.34	2,738,369	0.54	0.80	to	0.80	18.75	to	18.75
12/31/2020	348,599	6.18	to	6.18	2,153,696	0.47	0.80	to	0.80	14.70	to	14.70
12/31/2019	350,263	5.39	to	5.39	1,886,694	1.72	0.80	to	0.80	26.75	to	26.75
12/31/2018	360,912	4.25	to	4.25	1,533,747	1.45	0.80	to	0.80	(15.49)	to	(15.49)
12/31/2017	424,711	5.03	to	5.03	2,135,624	1.52	0.80	to	0.80	29.25	to	29.25

12

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

13

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.00% to 0.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount.    Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

14

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

15